Acquisitions, Investments and Disposals - Schedule of Net Assets of the Disposal Group (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Assets
Cash and cash equivalents	$ 42,495
Accounts receivable, net	985	$ 1,530
Prepaid expenses	74,492
Property and equipment, net (aircraft, etc.)	155,216
Right-of-use assets (operating leases)	524,548
Deposits and other assets	48,615
Goodwill	7,818,805	7,818,805
Intangible assets	7,375,476
Total Assets	16,040,632	16,190,250
Liabilities
Accounts payable and accrued liabilities	493,278	339,074
Deferred revenue	190,850	$ 166,517
Note payable	235,158
Operating lease payable	507,910
Intercompany payable, net	896,380
Total Liabilities	2,323,576
Net assets of the Disposal Group	$ 13,717,056